FAIR VALUE MEASUREMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Forward exchange rate contract
Recurring fair value measurement for:
Derivative	$ 0	¥ 0
Fair Value, Measurements, Recurring
Recurring fair value measurement for:
Derivative			¥ 3,149
Level 2 | Fair Value, Measurements, Recurring
Recurring fair value measurement for:
Derivative			¥ 3,149